Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of cash flow statement [Abstract]
Disclosure of non-cash operating working capital

Year ended Dec. 31	2018	2017	2016
(Use) source:
Accounts receivable	58	(228)	(23)
Prepaid expenses	19	(75)	5
Income taxes receivable	—	8	(4)
Inventory	(21)	(7)	11
Accounts payable, accrued liabilities, and provisions	(97)	186	81
Income taxes payable	(3)	2	3
Change in non-cash operating working capital	(44)	(114)	73

Cash flows from (used in) operating activities [Text Block]

	Balance Dec. 31, 2017	Net cash flows	New leases	Dividends declared	Foreign exchange impact	Other	Balance Dec. 31, 2018
Long-term debt and finance lease obligations	3,707	(540)	10	—	95	(5)	3,267
Dividends payable (common and preferred)	34	(86)	—	107	—	3	58
Total liabilities from financing activities	3,741	(626)	10	107	95	(2)	3,325

	Balance Dec. 31, 2016	Net cash flows	New leases	Dividends declared	Foreign exchange impact	Other	Balance Dec. 31, 2017
Long-term debt and finance lease obligations	4,361	(545)	14	—	(115)	(8)	3,707
Dividends payable (common and preferred)	54	(86)	—	64	—	2	34
Total liabilities from financing activities	4,415	(631)	14	64	(115)	(6)	3,741